222 NORTH LASALLE STREET SUITE 2600 CHICAGO, ILLINOIS 60601-1003 T: +1 (312) 609-7500 F: +1 (312) 609-5005 CHICAGO — NEW YORK — WASHINGTON, D.C. LONDON — SAN FRANCISCO — LOS ANGELES
MICHAEL J. MURPHY ATTORNEY AT LAW mmurphy@vedderprice.com
June 26, 2014

VIA EDGAR Securities and Exchange Commission 100 F Street N.E. Washington, D.C. 20549

Re: Nuveen Minnesota Municipal Income Fund (the “Registrant”);

File Nos. 811-22967; 333-196061

To the Commission:

On behalf of the Registrant, electronically transmitted herewith is the Registrant’s Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 (the “Amendment”) relating to the issuance of common shares in connection with the merger of each of Minnesota Municipal Income Portfolio Inc. and First American Minnesota Municipal Income Fund II, Inc. into the Registrant (the “Mergers”).

The Amendment incorporates revisions to the Registrant’s Registration Statement on Form N-14 filed on May 19, 2014 relating to the issuance of common shares in connection with the Mergers (the “Registration Statement”), in response to comments provided telephonically by the staff of the Securities and Exchange Commission to Vedder Price P.C. on June 17, 2014, with respect to the Registration Statement (as addressed in separate correspondence to the staff dated June 26, 2014). The Amendment is also being filed for the purpose of providing certain information required by the Form and to make certain other non-material changes.

Vedder Price P.C. is affiliated with Vedder Price LLP, which operates in England and Wales, and with Vedder Price (CA), LLP, which operates in California.

June 26, 2014

Please contact Deborah Bielicke Eades of (312) 609-7661 or the undersigned at (312) 609-7738 if you have questions or comments regarding the filing.

Very truly yours, /s/Michael J. Murphy

MM/kb